Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. The Compensation Committee does not in practice use “compensation actually paid” as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis.” The below disclosure is provided only to comply with applicable SEC rules.
Pay Versus Performance Table and Related Disclosure
The following table sets forth information regarding compensation for our principal executive officer and average compensation related to our other named executive officers versus our Company performance for the past four years.
					Value of Initial Fixed $100 Investment Based On:		(in thousands)
Year(1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(2)(3)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(3)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(5)	Net Loss ($)	Annual Recurring Revenues ($)(6)
2023	14,112,979	50,973,771	4,799,302	15,463,566	174.80	221.06	(100,916)	543,000
2022	9,618,354	(8,866,124)	4,728,473	(2,636,006)	92.42	132.79	(124,518)	465,100
2021	10,372,443	12,724,377	5,273,748	6,100,570	188.32	206.76	(116,861)	387,100
2020	6,201,417	29,985,683	4,751,691	14,611,961	210.54	149.98	(94,010)	287,300
(1)	The CEO and other NEOs included in the above compensation columns reflect the following:
Year	CEO	Other NEOs
2023	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2022	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2021	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Gilad Raz
2020	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Gilad Raz
(2)	The following table details the amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid in accordance with Item 402(v) for our CEO:
	2023	2022	2021	2020
Total Compensation as reported on Summary Compensation Table	14,112,979	9,618,354	10,372,443	6,201,417
Fair value of equity awards reported in Summary Compensation Table	(13,000,055)	(8,787,553)	(9,250,316)	(5,290,849)
Fair value at year-end of equity compensation granted in current year and unvested at year-end	41,221,463	3,576,325	12,490,656	14,069,193
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	7,810,760	(11,936,142)	(2,779,713)	14,760,197
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	828,624	(1,337,108)	1,891,307	245,726
Compensation Actually Paid	50,973,771	(8,866,124)	12,724,377	29,985,683
(3)	The following table details the amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid in accordance with Item 402(v) for all other NEOs:
	2023	2022	2021	2020
Total Compensation as reported on Summary Compensation Table	4,799,302	4,728,473	5,273,748	4,751,691
Fair value of equity awards reported in Summary Compensation Table	(4,142,279)	(4,142,296)	(4,714,847)	(4,252,855)
Fair value at year-end of equity compensation granted in current year and unvested at year-end	11,498,166	1,927,757	5,832,637	7,587,632
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,939,286	(4,408,373)	(1,230,120)	6,277,530
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	369,091	(741,566)	939,152	247,963
Compensation Actually Paid	15,463,566	(2,636,006)	6,100,570	14,611,961
(4)
The assumptions used to value equity for the purposes of compensation actually paid were developed consistently with those used to value equity awards at the grant date under ASC 718. For each respective measurement date, RSUs were valued at the then-current stock price. PSUs were valued at the then-current stock price multiplied by the applicable performance factor actually earned, which was 300% for PSUs outstanding in FY2023.

(5)
Peer Group TSR reflects the Company’s peer group (NASDAQ Computer Index) used for purposes of Item 201(e)(ii) of Regulation S-K in our latest Annual Report on Form 10-K filed with the SEC. Each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2019.

(6)
We chose annual recurring revenues as our company selected measure because it is the key variable component of our executive compensation program. Annual recurring revenues is a key performance indicator defined as the annualized value of active term-based subscription license contracts, maintenance contracts and SaaS contracts in effect at the end of that period. Subscription license contracts, maintenance contracts and SaaS contracts are annualized by dividing the total contract value by the number of days in the term and multiplying the result by 365. The annualized value of contracts is a legal and contractual determination made by assessing the contractual terms with our customers. The annualized value of maintenance contracts is not determined by reference to historical revenues, deferred revenues or any other GAAP financial measure over any period. Annual recurring revenues is not a forecast of future revenues and can be impacted by contract start and end dates and renewal rates.

Company Selected Measure Name	annual recurring revenues
Named Executive Officers, Footnote
(1)	The CEO and other NEOs included in the above compensation columns reflect the following:
Year	CEO	Other NEOs
2023	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2022	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2021	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Gilad Raz
2020	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Gilad Raz

Peer Group Issuers, Footnote
(5)
Peer Group TSR reflects the Company’s peer group (NASDAQ Computer Index) used for purposes of Item 201(e)(ii) of Regulation S-K in our latest Annual Report on Form 10-K filed with the SEC. Each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2019.

PEO Total Compensation Amount	$ 14,112,979	$ 9,618,354	$ 10,372,443	$ 6,201,417
PEO Actually Paid Compensation Amount	$ 50,973,771	(8,866,124)	12,724,377	29,985,683
Adjustment To PEO Compensation, Footnote
(2)	The following table details the amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid in accordance with Item 402(v) for our CEO:
	2023	2022	2021	2020
Total Compensation as reported on Summary Compensation Table	14,112,979	9,618,354	10,372,443	6,201,417
Fair value of equity awards reported in Summary Compensation Table	(13,000,055)	(8,787,553)	(9,250,316)	(5,290,849)
Fair value at year-end of equity compensation granted in current year and unvested at year-end	41,221,463	3,576,325	12,490,656	14,069,193
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	7,810,760	(11,936,142)	(2,779,713)	14,760,197
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	828,624	(1,337,108)	1,891,307	245,726
Compensation Actually Paid	50,973,771	(8,866,124)	12,724,377	29,985,683

Non-PEO NEO Average Total Compensation Amount	$ 4,799,302	4,728,473	5,273,748	4,751,691
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,463,566	(2,636,006)	6,100,570	14,611,961
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The following table details the amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid in accordance with Item 402(v) for all other NEOs:
	2023	2022	2021	2020
Total Compensation as reported on Summary Compensation Table	4,799,302	4,728,473	5,273,748	4,751,691
Fair value of equity awards reported in Summary Compensation Table	(4,142,279)	(4,142,296)	(4,714,847)	(4,252,855)
Fair value at year-end of equity compensation granted in current year and unvested at year-end	11,498,166	1,927,757	5,832,637	7,587,632
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	2,939,286	(4,408,373)	(1,230,120)	6,277,530
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	369,091	(741,566)	939,152	247,963
Compensation Actually Paid	15,463,566	(2,636,006)	6,100,570	14,611,961

Compensation Actually Paid vs. Total Shareholder Return	The following graphs address the relationship between “compensation actually paid” (“CAP”) as described in the Pay Versus Performance Table and the Company performance measures in the table.
Compensation Actually Paid vs. Net Income	The following graphs address the relationship between “compensation actually paid” (“CAP”) as described in the Pay Versus Performance Table and the Company performance measures in the table.
Compensation Actually Paid vs. Company Selected Measure	The following graphs address the relationship between “compensation actually paid” (“CAP”) as described in the Pay Versus Performance Table and the Company performance measures in the table.
Total Shareholder Return Vs Peer Group	The following graphs address the relationship between “compensation actually paid” (“CAP”) as described in the Pay Versus Performance Table and the Company performance measures in the table.
Tabular List, Table
Financial Performance Measures
As described in detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program consists of several compensation elements reflecting the Company’s pay-for-performance philosophy, including equity compensation which is directly tied to the returns experienced by our shareholders.
The most important financial performance measures used to link compensation actually paid to the Company’s named executive officers with the Company’s performance for 2023 are as follows:
•	Annual Recurring Revenues
•	Trailing-Twelve-Month Margin
•	SaaS Mix
•	Free Cash Flow

Total Shareholder Return Amount	$ 174.8	92.42	188.32	210.54
Peer Group Total Shareholder Return Amount	221.06	132.79	206.76	149.98
Net Income (Loss)	$ (100,916,000)	$ (124,518,000)	$ (116,861,000)	$ (94,010,000)
Company Selected Measure Amount	543,000,000	465,100,000	387,100,000	287,300,000
PEO Name	Yakov Faitelson	Yakov Faitelson	Yakov Faitelson	Yakov Faitelson
Applicable Performance Factor Multiplier for PSUs	300.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Annual Recurring Revenues
Non-GAAP Measure Description
(6)
We chose annual recurring revenues as our company selected measure because it is the key variable component of our executive compensation program. Annual recurring revenues is a key performance indicator defined as the annualized value of active term-based subscription license contracts, maintenance contracts and SaaS contracts in effect at the end of that period. Subscription license contracts, maintenance contracts and SaaS contracts are annualized by dividing the total contract value by the number of days in the term and multiplying the result by 365. The annualized value of contracts is a legal and contractual determination made by assessing the contractual terms with our customers. The annualized value of maintenance contracts is not determined by reference to historical revenues, deferred revenues or any other GAAP financial measure over any period. Annual recurring revenues is not a forecast of future revenues and can be impacted by contract start and end dates and renewal rates.

Measure:: 2
Pay vs Performance Disclosure
Name	Trailing-Twelve-Month Margin
Measure:: 3
Pay vs Performance Disclosure
Name	SaaS Mix
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
PEO | Fair Value of Equity Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,000,055)	$ (8,787,553)	$ (9,250,316)	$ (5,290,849)
PEO | Fair Value at Year-End of Equity Compensation Granted in Current Year and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,221,463	3,576,325	12,490,656	14,069,193
PEO | Change in Fair Value from End of Prior Fiscal to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,810,760	(11,936,142)	(2,779,713)	14,760,197
PEO | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	828,624	(1,337,108)	1,891,307	245,726
Non-PEO NEO | Fair Value of Equity Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,142,279)	(4,142,296)	(4,714,847)	(4,252,855)
Non-PEO NEO | Fair Value at Year-End of Equity Compensation Granted in Current Year and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,498,166	1,927,757	5,832,637	7,587,632
Non-PEO NEO | Change in Fair Value from End of Prior Fiscal to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,939,286	(4,408,373)	(1,230,120)	6,277,530
Non-PEO NEO | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 369,091	$ (741,566)	$ 939,152	$ 247,963